Note 10 - Stock Options and Warrants Granted to Non-employees for Services Outstanding (Details) - Stock Options and Warrants Nonemployees [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Warrants Issued (in shares) | shares	1,806,562
Warrants Issued Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.65
Issued in Connection With Equity Offering [Member]
Warrants Issued (in shares) | shares
Warrants Issued Weighted Average Exercise Price (in dollars per share) | $ / shares
Issued in Connection With Debt Agreement [Member]
Warrants Issued (in shares) | shares	1,465,311
Warrants Issued Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 0.30
Warrants Issued for Services [Member]
Warrants Issued (in shares) | shares	341,251
Warrants Issued Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 2.16